Financial Result (Tables)	12 Months Ended
Dec. 31, 2023
Financial Result
Schedule of financial results

In € thousand	2023	2022	2021
Finance income	15,335	30,322	11,288
thereof: fair value changes	9,565	29,922	11,280
thereof: impairment losses net of reversal	57	125	—
thereof: interest income	5,713	275	8
Finance expenses	(131,059)	(1,995)	(20,201)
thereof: fair value changes	(130,159)	(763)	(15,645)
thereof: interest portion of lease payments	(604)	(443)	(437)
thereof: other interest expense	(296)	(789)	(376)
thereof: impairment losses net of reversal	—	—	(260)
thereof: interest on convertible loans	—	—	(3,483)
Financial result	(115,724)	28,327	(8,913)